Property and Equipment (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in the Value of Property and Equipment

The table below includes both property and equipment and right-of-use assets.

(in thousands)	Computer Hardware $	Furniture & Equipment $	Computer Software $	Building $	Automobile $	Leasehold Improvements $	Lab Equipment $	WIP - Leasehold Improvements $	Total $
Cost:
Balance, April 30, 2021	96	36	49	2,730	94	353	5,048	—	8,406
Additions	39	3	—	311	1	—	991	138	1,483
Acquisition of BioStrand	24	—	—	69	152	—	—	—	245
Disposals	(21)	(5)	—	—	—	—	—	—	(26)
Lease modification	—	—	—	(22)	—	—	—	—	(22)
Subsidy reimbursement	—	—	—	—	—	—	(106)	—	(106)
Asset impairment	—	—	—	(363)	—	—	—	—	(363)
Foreign exchange	(2)	1	(2)	(139)	(8)	—	(261)	—	(411)
Balance, April 30, 2022	136	35	47	2,586	239	353	5,672	138	9,206
Additions	138	—	—	7,593	—	101	1,064	28	8,924
Completion of work-in-process	—	—	—	—	—	166	—	(166)	—
Disposals	(3)	—	—	(1,290)	(95)	—	(700)	—	(2,088)
Foreign exchange	17	18	3	196	23	6	437	—	700
Balance, April 30, 2023	288	53	50	9,085	167	626	6,473	—	16,742

Accumulated Depreciation:
Balance, April 30, 2021	61	28	42	1,334	27	296	2,594	—	4,382
Depreciation	31	6	7	698	23	51	940	—	1,756
Disposals	(21)	(5)	—	—	—	—	—	—	(26)
Asset impairment	—	—	—	(196)	—	—	—	—	(196)
Foreign exchange	(1)	—	(2)	(100)	(4)	1	(163)	—	(269)
Balance, April 30, 2022	70	29	47	1,736	46	348	3,371	—	5,647
Depreciation	84	3	—	1,109	58	40	977	—	2,271
Disposals	(3)	—	—	(1,274)	(57)	—	(507)	—	(1,841)
Foreign exchange	6	1	3	181	10	—	72	—	273
Balance, April 30, 2023	157	33	50	1,752	57	388	3,913	—	6,350

Net Book Value:
April 30, 2022	66	6	—	850	193	5	2,301	138	3,559
April 30, 2023	131	20	—	7,333	110	238	2,560	—	10,392